    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 4, 2004.


                                       REGISTRATION NOS. 333-91098 AND 811-21127
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                            ------------------------

                                    FORM N-4
                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933                          [ ]
                          PRE-EFFECTIVE AMENDMENT NO.                        [ ]

                         POST-EFFECTIVE AMENDMENT NO. 4                      [X]

                                      AND

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                      [ ]


                                AMENDMENT NO. 5                              [X]


                            ------------------------

             MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D
                           (EXACT NAME OF REGISTRANT)
                      MERRILL LYNCH LIFE INSURANCE COMPANY

                              (NAME OF DEPOSITOR)

                      1300 MERRILL LYNCH DRIVE, 2ND FLOOR
                          PENNINGTON, NEW JERSEY 08534
              (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

                            ------------------------

               DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE:
                                 (609) 274-6900

                            ------------------------

NAME AND ADDRESS OF AGENT FOR SERVICE:     COPY TO:
BARRY G. SKOLNICK, ESQ.                    STEPHEN E. ROTH, ESQ.
SENIOR VICE PRESIDENT AND GENERAL COUNSEL  MARY E. THORNTON, ESQ.
MERRILL LYNCH LIFE INSURANCE COMPANY       SUTHERLAND ASBILL & BRENNAN LLP
1300 MERRILL LYNCH DRIVE, 2ND FLOOR        1275 PENNSYLVANIA AVENUE, N.W.
PENNINGTON, NEW JERSEY 08534               WASHINGTON, D.C. 20004-2415

                            ------------------------

It is proposed that this filing will become effective (check appropriate space):


[ ] immediately upon filing pursuant to paragraph (b) of Rule 485


[ ] on ____________ pursuant to paragraph (b) of Rule 485
          (date)


[X] 60 days after filing pursuant to paragraph (a)(1) of Rule 485


[ ] on ____________ pursuant to paragraph (a)(1) of Rule 485
          (date)

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                            ------------------------

                     TITLE OF SECURITIES BEING REGISTERED:
   Units of interest in a separate account under flexible premium individual deferred variable annuity contracts.

                    EXHIBIT INDEX CAN BE FOUND ON PAGE C-13
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This registration statement incorporates by reference the prospectus dated May 1, 2004 for the Contracts, as filed in Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (File No. 333-91098) filed on April 27, 2004, and the statement of additional information dated May 1, 2004, as revised on May 19, 2004, for the Contracts, as filed in Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 (File No. 333-91098) filed on May 19, 2004.

                         MERRILL LYNCH IRA ANNUITY(SM)



                                   ISSUED BY



                      MERRILL LYNCH LIFE INSURANCE COMPANY


             MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D



                        SUPPLEMENT DATED OCTOBER 4, 2004


                                     TO THE


                          PROSPECTUS DATED MAY 1, 2004



This supplement describes a change to the fee for the Guaranteed Minimum Income Benefit ("GMIB") for certain IRA Annuity variable annuity contracts (the "Contracts") issued by Merrill Lynch Life Insurance Company ("we" or "us"). This change applies to Contracts issued after October 15, 2004 unless we receive all information required to issue the Contract in accordance with our administrative procedures (including the initial premium payment for Contract purchases other than those intended to replace existing annuity contracts) by the close of business on October 15, 2004 (such Contracts are referred to herein as "Covered Contracts"). For Contracts issued as replacements, this change applies unless we receive all information required to issue the Contract, except the initial premium payment, by the close of business on October 15, 2004.



1.  GMIB FEE



For Covered Contracts, the GMIB Fee will be 0.50%. All references to the GMIB Fee in the Prospectus are modified accordingly.



2.  FEE TABLE



For Covered Contracts, the following replaces the line in the table captioned "Periodic Charges Other Than Fund Expenses -- Annual Charge for Optional Rider" on page 13 of the Prospectus:



Guaranteed Minimum Income Benefit(4)........................   0.50%


---------------


(4) The figure shown is an annualized percentage of the GMIB Benefit Base. The GMIB Fee will be deducted at the end of each calendar quarter based on the GMIB Benefit Base as of the last business day of each month within the calendar quarter. We will also deduct a pro rata amount of this fee upon termination of the Rider. We won't deduct this fee after the annuity date.



    3.  EXAMPLE





For Covered Contracts, the following replaces the "Example" section on pages 15-16 of the Prospectus, which section is deleted in its entirety:



This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner Transaction Expenses, the Annual Contract Fee, Separate Account Annual Expenses, the GMIB Fee, and Annual Fund Operating Expenses.



The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum and minimum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



(1) If you surrender the Contract at the end of the applicable time period:



     Assuming the maximum fees and expenses of any Fund, your costs would be:



1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
$1,021   $1,637    $2,269     $4,137

     Assuming the minimum fees and expenses of any Fund, your costs would be:



1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $898    $1,263    $1,630     $2,874



(2) If you annuitize or remain invested in the Contract at the end of the applicable time period:



     Assuming the maximum fees and expenses of any Fund, your costs would be:



1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $383    $1,169    $1,982     $4,137



     Assuming the minimum fees and expenses of any Fund, your costs would be:



1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $251     $774     $1,330     $2,874



Based on average Contract size, the Example reflects the $40 contract fee as 0.02% of average assets. The Example also assumes the GMIB Rider is elected and reflects the fee for the GMIB Rider at an annual rate of 0.50% of the GMIB Benefit Base collected at the end of each calendar quarter. See the "Charges and Discussions" section in this Prospectus and the Fund prospectuses for a further discussion of fees and charges.



THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR ANNUAL RATES OF RETURN OF ANY FUND. ACTUAL EXPENSES AND ANNUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE ASSUMED FOR THE PURPOSE OF THE EXAMPLE.



                                     * * *



If you have any questions, please contact your Financial Advisor, or call or write the Service Center at (800) 535-5549, P.O. Box 44222, Jacksonville, Florida 32231-4222. Please retain this supplement with your Prospectus for your reference.

                                     PART C
                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a)  Financial Statements
      (1)       Financial Statements of Merrill Lynch Life Variable Annuity
                 Separate Account D as of December 31, 2003, and for the two
                 years ended December 31, 2003 and the Notes relating
                 thereto appear in the Statement of Additional Information.
      (2)       Financial Statements of Merrill Lynch Life Insurance Company
                 for the three years ended December 31, 2003 and the Notes
                 relating thereto appear in the Statement of Additional
                 Information.
(b)  Exhibits
      (1)       Resolution of the Board of Directors of Merrill Lynch Life
                 Insurance Company establishing the Merrill Lynch Life
                 Variable Annuity Separate Account D. (Incorporated by
                 Reference to Registrant's Registration Statement on Form
                 N-4, Registration No. 333-91098 Filed June 25, 2002.)
      (2)       Not Applicable.
      (3)       Form of Underwriting Agreement Between Merrill Lynch Life
                 Insurance Company and Merrill Lynch, Pierce, Fenner & Smith
                 Incorporated. (Incorporated by Reference to Registrant's
                 Pre-Effective Amendment No. 1 to the Registration Statement
                 on Form N-4, Registration No. 333-91098 Filed September 20,
                 2002.)
      (4) (a)   Form of Contract for the Flexible Premium Individual
                 Variable Annuity. (Incorporated by Reference to
                 Registrant's Registration Statement on Form N-4,
                 Registration No. 333-91098 Filed June 25, 2002.)
          (b)   Individual Retirement Annuity Endorsement. (Incorporated by
                 Reference to Registrant's Registration Statement on Form
                 N-4, Registration No. 333-91098 Filed June 25, 2002.)
          (c)   Endorsement for Withdrawals Not Subject To A Contingent
                 Deferred Sales Charge. (Incorporated by Reference to
                 Registrant's Registration Statement on Form N-4,
                 Registration No. 333-91098 Filed June 25, 2002.)
          (d)   Death Benefit Endorsement ML056. (Incorporated by Reference
                 to Registrant's Registration Statement on Form N-4,
                 Registration No. 333-91098 Filed June 25, 2002.)
          (e)   Guaranteed Minimum Income Benefit Rider. (Incorporated by
                 Reference to Registrant's Registration Statement on Form
                 N-4, Registration No. 333-91098 Filed June 25, 2002.)
      (5)       Form of Application for the Flexible Premium Individual
                 Variable Annuity. (Incorporated by Reference to
                 Registrant's Registration Statement on Form N-4,
                 Registration No. 333-91098 Filed June 25, 2002.)
      (6) (a)   Articles of Amendment, Restatement and Redomestication of
                 the Articles of Incorporation of Merrill Lynch Life
                 Insurance Company. (Incorporated by Reference to Merrill
                 Lynch Life Variable Annuity Separate Account A's
                 Post-Effective Amendment No. 10 to Form N-4, Registration
                 No. 33-43773 Filed December 10, 1996.)
          (b)   Amended and Restated By-Laws of Merrill Lynch Life Insurance
                 Company. (Incorporated by Reference to Merrill Lynch Life
                 Variable Annuity Separate Account A's Post-Effective
                 Amendment No. 10 to Form N-4, Registration No. 33-43773
                 Filed December 10, 1996.)
      (7)       Not Applicable.

      (8) (a)   Amended General Agency Agreement. (Incorporated by Reference
                 to Merrill Lynch Life Variable Annuity Separate Account A's
                 Post-Effective Amendment No. 5 to Form N-4, Registration
                 No. 33-43773 Filed April 28, 1994.)
          (b)   Indemnity Agreement Between Merrill Lynch Life Insurance
                 Company and Merrill Lynch Life Agency Inc. (Incorporated by
                 Reference to Merrill Lynch Life Variable Annuity Separate
                 Account A's Post-Effective Amendment No. 10 to Form N-4,
                 Registration No. 33-43773 Filed December 10, 1996.)
          (c)   Management Agreement Between Merrill Lynch Life Insurance
                 Company and Merrill Lynch Asset Management, Inc.
                 (Incorporated by Reference to Merrill Lynch Life Variable
                 Annuity Separate Account A's Post-Effective Amendment No.
                 10 to Form N-4, Registration No. 33-43773 Filed December
                 10, 1996.)
          (d)   Amended Service Agreement Between Merrill Lynch Life
                 Insurance Company and Merrill Lynch Insurance Group, Inc.
                 (Incorporated by Reference to Merrill Lynch Life Variable
                 Annuity Separate Account A's Post-Effective Amendment No. 5
                 to Form N-4, Registration No. 33-43773 Filed April 28,
                 1994.)
          (e)   Form of Participation Agreement between FAM Distributors,
                 Inc. and Merrill Lynch Life Insurance Company.
                 (Incorporated by Reference to Registrant's Pre-Effective
                 Amendment No. 1 to the Registration Statement on Form N-4,
                 Registration No. 333-91098 Filed September 20, 2002.)
          (f)   Form of Participation Agreement between AIM Equity Funds,
                 AIM Distributors, Inc. and Merrill Lynch Life Insurance
                 Company. (Incorporated by Reference to Registrant's
                 Pre-Effective Amendment No. 1 to the Registration Statement
                 on Form N-4, Registration No. 333-91098 Filed September 20,
                 2002.)
          (g)   Form of Participation Agreement between AIM Funds Group, AIM
                 Distributors, Inc. and Merrill Lynch Life Insurance
                 Company. (Incorporated by Reference to Registrant's
                 Pre-Effective Amendment No. 1 to the Registration Statement
                 on Form N-4, Registration No. 333-91098 Filed September 20,
                 2002.)
          (h)   Form of Participation Agreement between Alliance Global
                 Investor Services, Inc., Alliance Fund Distributors, Inc.,
                 and Merrill Lynch Life Insurance Company. (Incorporated by
                 Reference to Registrant's Pre-Effective Amendment No. 1 to
                 the Registration Statement on Form N-4, Registration No.
                 333-91098 Filed September 20, 2002.)
          (i)   Form of Participation Agreement between American Century
                 Investment Services, Inc. and Merrill Lynch Life Insurance
                 Company. (Incorporated by Reference to Registrant's
                 Pre-Effective Amendment No. 1 to the Registration Statement
                 on Form N-4, Registration No. 333-91098 Filed September 20,
                 2002.)
          (j)   Form of Participation Agreement between American Funds
                 Service Company, American Funds Distributors, Inc. and
                 Merrill Lynch Life Insurance Company. (Incorporated by
                 Reference to Registrant's Pre-Effective Amendment No. 1 to
                 the Registration Statement on Form N-4, Registration No.
                 333-91098 Filed September 20, 2002.)
          (k)   Form of Participation Agreement between Davis New York
                 Venture Fund, Davis Distributors, LLC and Merrill Lynch
                 Life Insurance Company. (Incorporated by Reference to
                 Registrant's Pre-Effective Amendment No. 1 to the
                 Registration Statement on Form N-4, Registration No.
                 333-91098 Filed September 20, 2002.)
          (l)   Form of Participation Agreement between Delaware
                 Distributors L.P., Delaware Group Equity Funds, and Merrill
                 Lynch Life Insurance Company. (Incorporated by Reference to
                 Registrant's Pre-Effective Amendment No. 1 to the
                 Registration Statement on Form N-4, Registration No.
                 333-91098 Filed September 20, 2002.)
          (m)   Form of Participation Agreement between Fidelity
                 Distributors Corporation and Merrill Lynch Life Insurance
                 Company. (Incorporated by Reference to Registrant's Pre-
                 Effective Amendment No. 1 to the Registration Statement on
                 Form N-4, Registration No. 333-91098 Filed September 20,
                 2002.)

          (n)   Form of Participation Agreement between Lord Abbett Family of Funds, Lord Abbett Distributor LLC, and Merrill Lynch
                 Life Insurance Company. (Incorporated by Reference to
                 Registrant's Pre-Effective Amendment No. 1 to the
                 Registration Statement on Form N-4, Registration No.
                 333-91098 Filed September 20, 2002.)
          (o)   Form of Participation Agreement between MFS Fund
                 Distributors, Inc. and Merrill Lynch Life Insurance
                 Company. (Incorporated by Reference to Registrant's Pre-
                 Effective Amendment No. 1 to the Registration Statement on
                 Form N-4, Registration No. 333-91098 Filed September 20,
                 2002.)
          (p)   Form of Participation Agreement between Oppenheimer Funds
                 Distributor, Inc. and Merrill Lynch Life Insurance Company.
                 (Incorporated by Reference to Registrant's Pre-Effective
                 Amendment No. 1 to the Registration Statement on Form N-4,
                 Registration No. 333-91098 Filed September 20, 2002.)
          (q)   Form of Participation Agreement between PIMCO Funds
                 Distributors LLC, Allianz Dresdner Asset Management of
                 America L.P., and Merrill Lynch Life Insurance Company.
                 (Incorporated by Reference to Registrant's Pre-Effective
                 Amendment No. 1 to the Registration Statement on Form N-4,
                 Registration No. 333-91098 Filed September 20, 2002.)
          (r)   Form of Participation Agreement between The Putnam Funds,
                 Putnam Retail Management Limited Partnership, and Merrill
                 Lynch Life Insurance Company. (Incorporated by Reference to
                 Registrant's Pre-Effective Amendment No. 1 to the
                 Registration Statement on Form N-4, Registration No.
                 333-91098 Filed September 20, 2002.)
          (s)   Form of Participation Agreement between Seligman Value Fund
                 Series, Inc., Seligman Advisors, Inc., and Merrill Lynch
                 Life Insurance Company. (Incorporated by Reference to
                 Registrant's Pre-Effective Amendment No. 1 to the
                 Registration Statement on Form N-4, Registration No.
                 333-91098 Filed September 20, 2002.)
          (t)   Form of Participation Agreement between Franklin Templeton
                 Funds Distributors, Inc. and Merrill Lynch Life Insurance
                 Company. (Incorporated by Reference to Registrant's
                 Pre-Effective Amendment No. 1 to the Registration Statement
                 on Form N-4, Registration No. 333-91098 Filed September 20,
                 2002.)
          (u)   Form of Participation Agreement between Van Kampen Equity
                 Trust, Van Kampen Comstock Fund, Van Kampen Equity and
                 Income Fund, Van Kampen Funds, Inc., and Merrill Lynch Life
                 Insurance Company. (Incorporated by Reference to
                 Registrant's Pre-Effective Amendment No. 1 to the
                 Registration Statement on Form N-4, Registration No.
                 333-91098 Filed September 20, 2002.)
      (9)       Opinion of Barry G. Skolnick, Esq. and Consent to its use as
                 to the legality of the securities being registered.
                 (Incorporated by Reference to Registrant's Pre-Effective
                 Amendment No. 1 to the Registration Statement on Form N-4,
                 Registration No. 333-91098 Filed September 20, 2002.)
     (10) (a)   Written Consent of Sutherland Asbill & Brennan LLP.
          (b)   Written Consent of Deloitte & Touche LLP, independent
                 auditors.
          (c)   Written Consent of Barry G. Skolnick, Esq.
     (11)       Not Applicable.
     (12)       Not Applicable.
     (13) (a)   Power of Attorney from Barry G. Skolnick. (Incorporated by
                 Reference to Merrill Lynch Life Variable Annuity Separate
                 Account A's Post-Effective Amendment No. 4 to Form N-4,
                 Registration No. 33-43773 Filed March 2, 1994.)
          (b)   Power of Attorney from H. McIntyre Gardner. (Incorporated by
                 Reference to Merrill Lynch Life Variable Annuity Separate
                 Account A's Registration Statement on Form N-4,
                 Registration No. 333-63904 Filed June 26, 2001.)

          (c) Power of Attorney from Christopher J. Grady. (Incorporated by Reference to Merrill Lynch Life Variable Annuity
                 Separate Account A's Registration Statement on Form N-4,
                 Registration No. 333-63904 Filed June 26, 2001.)
          (d)   Power of Attorney from Nikos K. Kardassis. (Incorporated by
                 Reference to Merrill Lynch Life Variable Annuity Separate
                 Account A's Pre-Effective Amendment No. 1 to Form N-4,
                 Registration No. 333-63904 Filed September 10, 2001.)
          (e)   Power of Attorney from Deborah J. Adler. (Incorporated by
                 Reference to Merrill Lynch Life Variable Annuity Separate
                 Account A's Post-Effective Amendment No. 6 to Form N-4,
                 Registration No. 333-90243 Filed April 22, 2003.)
          (f)   Power of Attorney from Joseph E. Justice. (Incorporated by
                 Reference to Merrill Lynch Life Variable Annuity Separate
                 Account A's Post-Effective Amendment No. 6 to Form N-4,
                 Registration No. 333-90243 Filed April 22, 2003.)

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR*

             NAME                PRINCIPAL BUSINESS ADDRESS         POSITION WITH DEPOSITOR
             ----                ---------------------------  ------------------------------------
Deborah J. Adler                 1300 Merrill Lynch Drive,    Director, Senior Vice President, and
                                 2nd Floor                      Chief Actuary.
                                 Pennington, NJ 08534
H. McIntyre Gardner              4 World Financial Center     Director and Chairman of the Board.
                                 New York, NY 10080
Christopher J. Grady             800 Scudders Mill            Director and Senior Vice President.
                                 Road -- 3D
                                 Plainsboro, NJ 08536
Joseph E. Justice                1300 Merrill Lynch Drive,    Director, Senior Vice President,
                                 2nd Floor                      Chief Financial Officer, and
                                 Pennington, NJ 08534           Treasurer.
Nikos K. Kardassis               800 Scudders Mill            Director, President, and Chief
                                 Road -- 3D                     Executive Officer.
                                 Plainsboro, NJ 08536
Barry G. Skolnick                1300 Merrill Lynch Drive,    Director, Senior Vice President, and
                                 2nd Floor                      General Counsel.
                                 Pennington, NJ 08534
Alison Denis                     800 Scudders Mill            Senior Vice President.
                                 Road -- 3D
                                 Plainsboro, NJ 08536
Amy L. Ferrero                   4804 Deer Lake Drive East    Senior Vice President,
                                 Jacksonville, FL 32246         Administration.
Concetta M. Ruggiero             800 Scudders Mill
                                 Road -- 3D
                                 Plainsboro, NJ 08536
Andrew J. Bucklee                1300 Merrill Lynch Drive,    Senior Vice President.
                                 2nd Floor
                                 Pennington, NJ 08534
Brian H. Buckley                 1300 Merrill Lynch Drive,    Vice President and Senior Counsel.
                                 2nd Floor
                                 Pennington, NJ 08534
Edward W. Diffin, Jr.            1300 Merrill Lynch Drive,    Vice President and Senior Counsel.
                                 2nd Floor
                                 Pennington, NJ 08534
Toni DeChiara                    1300 Merrill Lynch Drive,    Vice President.
                                 2nd Floor
                                 Pennington, NJ 08534
Scott Edblom                     1300 Merrill Lynch Drive,    Vice President and Product Actuary.
                                 2nd Floor
                                 Pennington, NJ 08534

             NAME                PRINCIPAL BUSINESS ADDRESS         POSITION WITH DEPOSITOR
             ----                ---------------------------  ------------------------------------
Frances C. Grabish               1300 Merrill Lynch Drive,    Vice President and Senior Counsel.
                                 2nd Floor
                                 Pennington, NJ 08534
Roger Helms                      1300 Merrill Lynch Drive,    Vice President.
                                 2nd Floor
                                 Pennington, NJ 08534
Patrick Lusk                     1300 Merrill Lynch Drive,    Vice President and Appointed
                                 2nd Floor                      Actuary.
                                 Pennington, NJ 08534
Robin A. Maston                  1300 Merrill Lynch Drive,    Vice President and Senior Compliance
                                 2nd Floor                      Officer.
                                 Pennington, NJ 08534
Jane R. Michael                  4804 Deer Lake Drive East    Vice President.
                                 Jacksonville, FL 32246
Terry L. Rapp                    1300 Merrill Lynch Drive,    Vice President, Senior Compliance
                                 2nd Floor                      Officer, and Assistant Secretary.
                                 Pennington, NJ 08534
Lori M. Salvo                    1300 Merrill Lynch Drive,    Vice President, Senior Counsel, and
                                 2nd Floor                      Director of Compliance.
                                 Pennington, NJ 08534
Greta Rein Ulmer                 1300 Merrill Lynch Drive,    Vice President and Senior Compliance
                                 2nd Floor                      Officer.
                                 Pennington, NJ 08534
Kelley Woods                     4804 Deer Lake Drive East    Vice President.
                                 Jacksonville, FL 32246
Connie F. Yost                   1300 Merrill Lynch Drive,    Vice President and Controller.
                                 2nd Floor
                                 Pennington, NJ 08534

---------------
* Each director is elected to serve until the next annual shareholder meeting or until his or her successor is elected and shall have qualified.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

     Merrill Lynch Life Insurance Company is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc.

     A list of subsidiaries of Merrill Lynch & Co., Inc. ("ML & Co.") appears below.

                         SUBSIDIARIES OF THE REGISTRANT

     The following are subsidiaries of ML & Co. as of February 24, 2004 and the states or jurisdictions in which they are organized. Indentation indicates the principal parent of each subsidiary. Except as otherwise specified, in each case ML & Co. owns, directly or indirectly, at least 99% of the voting securities of each subsidiary. The names of particular subsidiaries have been omitted because, considered in the aggregate as a single subsidiary, they would not constitute, as of the end of the year covered by this report, a "significant subsidiary" as that term is defined in Rule 1.02(w) of the Regulation S-X under the Securities Exchange Act of 1934.

                                                                STATE OR
NAME                                                            JURISDICTION OF ENTITY
----                                                            ----------------------
Merrill Lynch & Co., Inc. ..............................        Delaware
  Merrill Lynch, Pierce, Fenner & Smith Incorporated
     (1)................................................        Delaware
     Merrill Lynch Life Agency Inc. (2).................        Washington
     Merrill Lynch Professional Clearing Corp. (3)......        Delaware
  Merrill Lynch Capital Services, Inc. .................        Delaware
  Merrill Lynch Government Securities, Inc. ............        Delaware
     Merrill Lynch Money Markets Inc. ..................        Delaware
  Merrill Lynch Group, Inc. ............................        Delaware
     Merrill Lynch Investment Managers Group Limited
       (4)..............................................        England
       Merrill Lynch Investment Managers Holdings
          Limited.......................................        England
       Merrill Lynch Investment Managers Limited........        England
     Fund Asset Management, L.P. (5)....................        Delaware
     Merrill Lynch Investment Managers, L.P. (5)........        Delaware
       Merrill Lynch Investment Managers, LLC...........        Delaware
       Merrill Lynch Alternative Investments LLC........        Delaware
     Merrill Lynch Bank & Trust Co. ....................        New Jersey
       Financial Data Services, Inc. ...................        Florida
          ML Mortgage Holdings Inc. ....................        Delaware
     Merrill Lynch Insurance Group, Inc. ...............        Delaware
       Merrill Lynch Life Insurance Company.............        Arkansas
       ML Life Insurance Company of New York............        New York
       Roszel Advisors, LLC.............................        Delaware
     Merrill Lynch International Finance Corporation....        New York
       Merrill Lynch International Bank Limited.........        England
          Merrill Lynch Bank (Suisse) S.A. .............        Switzerland
       Merrill Lynch Group Holdings Limited.............        Ireland
          Merrill Lynch Capital Markets Bank Limited....        Ireland
     Merrill Lynch Mortgage Capital Inc. (6)............        Delaware
     Merrill Lynch Trust Company, FSB...................        Federal
     Merrill Lynch Fiduciary Services, Inc. ............        New York
     MLDP Holdings, Inc. ...............................        Delaware
       Merrill Lynch Derivatives Products AG............        Switzerland
  ML IBK Positions, Inc. ...............................        Delaware
     Merrill Lynch Capital Corporation..................        Delaware
  ML Leasing Equipment Corp. (7)........................        Delaware

                                                                STATE OR
NAME                                                            JURISDICTION OF ENTITY
----                                                            ----------------------
  Merrill Lynch Canada Holdings Company.................        Nova Scotia
     Merrill Lynch Canada Finance Company...............        Nova Scotia
     Merrill Lynch & Co., Canada Ltd. ..................        Ontario
       Merrill Lynch Canada Inc. .......................        Canada
Merrill Lynch Bank USA..................................        Utah
  Merrill Lynch Bank USA Funding Corporation............        Delaware
  Merrill Lynch Business Financial Services Inc. .......        Delaware
  Merrill Lynch Credit Corporation......................        Delaware
     Merrill Lynch NJ Investment Corporation............        New Jersey
  Merrill Lynch Utah Investment Corporation.............        Utah
  Merrill Lynch Community Development Company, LLC......        New Jersey
  Merrill Lynch Commercial Finance Corp. ...............        Delaware
Merrill Lynch International Incorporated................        Delaware
  Merrill Lynch (Australasia) Pty Limited...............        New South Wales, Australia
     Merrill Lynch Finance (Australia) Pty Limited......        Victoria, Australia
     Merrill Lynch International (Australia) Limited
       (8)..............................................        New South Wales, Australia
  Merrill Lynch International Holdings Inc. ............        Delaware
     Merrill Lynch Bank and Trust Company (Cayman)
       Limited..........................................        Cayman Islands, British West
                                                                  Indies
     Merrill Lynch Capital Markets AG...................        Switzerland
     Merrill Lynch Europe PLC...........................        England
       Merrill Lynch Holdings Limited (9)...............        England
          Merrill Lynch International (10)..............        England
       Merrill Lynch Capital Markets Espana S.A.
          S.V. .........................................        Spain
       Merrill Lynch (Singapore) Pte. Ltd. (11).........        Singapore
     Merrill Lynch South Africa (Pty) Ltd. (12).........        South Africa
     Merrill Lynch Mexico, S.A. de C.V., Casa de
       Bolsa............................................        Mexico
     Merrill Lynch Argentina S.A. ......................        Argentina
     Merrill Lynch Pierce Fenner & Smith de Argentina
       S.A.F.M. y de M..................................        Argentina
     Banco Merrill Lynch de Investimentos S.A. .........        Brazil
     Merrill Lynch S.A. ................................        Luxembourg
     Merrill Lynch Europe Ltd. .........................        Cayman Islands, British West
                                                                  Indies
     Merrill Lynch France S.A.S. .......................        France
       Merrill Lynch Capital Markets (France) S.A.S. ...        France
       Merrill Lynch, Pierce, Fenner & Smith S.A.S. ....        France
     Merrill Lynch (Asia Pacific) Limited...............        Hong Kong
       Merrill Lynch Far East Limited...................        Hong Kong
  Merrill Lynch Japan Securities Co., Ltd. .............        Japan
     Merrill Lynch Japan Finance Co., Ltd. .............        Japan

---------------
 (1) MLPF&S also conducts business as "Merrill Lynch & Co."

 (2) Similarly named affiliates and subsidiaries that engage in the sale of insurance and annuity products are incorporated in various other jurisdictions.

 (3) The preferred stock of the corporation is owned by an unaffiliated group of investors.

 (4) Held through several intermediate holding companies.

 (5) Princeton Services, Inc. is general partner and ML & Co. is limited partner.

 (6) Held through several intermediate subsidiaries.

 (7) This corporation has more than 32 direct or indirect subsidiaries operating in the United States and serving as either general partners or associate general partners of limited partnerships.

 (8) Held through an intermediate subsidiary.

 (9) Held through an intermediate subsidiary.

 (10) Partially owned by another indirect subsidiary of ML & Co.

 (11) Held through intermediate subsidiaries.

 (12) Partially owned by another indirect subsidiary of ML & Co.

ITEM 27.  NUMBER OF CONTRACTS


     The number of Contracts in force as of July 23, 2004 was 7,590.


ITEM 28.  INDEMNIFICATION

     The following provisions regarding the Indemnification of Directors and Officers of the Registrant are applicable:

AMENDED AND RESTATED BY-LAWS OF MERRILL LYNCH LIFE INSURANCE COMPANY, ARTICLE VI

SECTIONS 1, 2, 3 AND 4 -- INDEMNIFICATION OF DIRECTORS, OFFICERS, EMPLOYEES AND INCORPORATORS

SECTION 1. ACTIONS OTHER THAN BY OR IN THE RIGHT OF THE CORPORATION. The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the Corporation) by reason of the fact that he is or was a director, officer or employee of the Corporation, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was unlawful.

SECTION 2. ACTIONS BY OR IN THE RIGHT OF THE CORPORATION. The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Corporation to procure a judgment in its favor by reason of the fact that he is or was a director, officer or employee of the Corporation, against expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation and except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation unless and only to the extent that the Court of Chancery or the Court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which the Court of Chancery or such other Court shall deem proper.

SECTION 3. RIGHT TO INDEMNIFICATION. To the extent that a director, officer or employee of the Corporation has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in Sections 1 and 2 of this Article, or in defense of any claim, issue or matter therein, he shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by him in connection therewith.

SECTION 4. DETERMINATION OF RIGHT TO INDEMNIFICATION. Any indemnification under Sections 1 and 2 of this Article (unless ordered by a Court) shall be made by the Corporation only as authorized in the specific case upon a determination that indemnification of the director, officer, or employee is proper in the circumstances because he has met the applicable standard of conduct set forth in Sections 1 and 2 of this Article. Such determination shall be made (i) by the board of directors by a majority vote of a quorum consisting of directors who were not parties to such action, suit or proceeding, or (ii) if such a quorum is not obtainable, or, even if obtainable, a quorum of disinterested directors so directs, by independent legal counsel in a written opinion, or (iii) by the stockholders.

BY-LAWS OF MERRILL LYNCH & CO., INC.,

SECTION 2 -- INDEMNIFICATION BY CORPORATION

     Any persons serving as an officer, director or trustee of a corporation, trust, or other enterprise, including the Registrant, at the request of Merrill Lynch are entitled to indemnification from Merrill Lynch, to the fullest extent authorized or permitted by law, for liabilities with respect to actions taken or omitted by such persons in any capacity in which such persons serve Merrill Lynch or such other corporation, trust, or other enterprise. Any action initiated by any such person for which indemnification is provided shall be approved by the Board of Directors of Merrill Lynch prior to such initiation.

OTHER INDEMNIFICATION

     There is no indemnification of the principal underwriter, Merrill Lynch, Pierce, Fenner & Smith Incorporated, with respect to the Contract.

     The indemnity agreement between Merrill Lynch Life Insurance Company ("Merrill Lynch Life") and its affiliate Merrill Lynch Life Agency Inc. ("MLLA"), with respect to MLLA's general agency responsibilities on behalf of Merrill Lynch Life and the Contract, provides:

        Merrill Lynch Life will indemnify and hold harmless MLLA and all persons associated with MLLA as such term is defined in Section 3(a) (21) of the Securities Exchange Act of 1934 against all claims, losses, liabilities and expenses, to include reasonable attorneys' fees, arising out of the sale by MLLA of insurance products under the above-referenced Agreement, provided that Merrill Lynch Life shall not be bound to indemnify or hold harmless MLLA or its associated persons for claims, losses, liabilities and expenses arising directly out of the willful misconduct or negligence of MLLA or its associated persons.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registration pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue. There is no indemnification of the principal underwriter, Merrill Lynch, Pierce, Fenner & Smith Incorporated, with respect to the Contract.

ITEM 29.  PRINCIPAL UNDERWRITERS

     (a) Merrill Lynch, Pierce, Fenner & Smith Incorporated also acts as principal underwriter for the following additional funds: CBA Money Fund; CMA Government Securities Fund; CMA Money Fund; CMA Tax-Exempt Fund; CMA Treasury Fund; CMA Multi-State Municipal Series Trust; WCMA Money Fund; WCMA Government Securities Fund; WCMA Tax-Exempt Fund; WCMA Treasury Fund;

The Merrill Lynch Fund of Stripped ("Zero") U.S. Treasury Securities; The Fund of Stripped ("Zero") U.S. Treasury Securities; Merrill Lynch Trust for Government Securities; MLIG Variable Insurance Trust; Municipal Income Fund; Municipal Investment Trust Fund; Defined Asset Funds; Corporate Income Fund; Government Securities Income Fund; Equity Investor Fund; and Preferred Income Strategies Fund, Inc.

     Merrill Lynch, Pierce, Fenner & Smith Incorporated also acts as principal underwriter for the following additional accounts: ML of New York Variable Annuity Separate Account A; ML of New York Variable Annuity Separate Account B; ML of New York Variable Annuity Separate Account C; ML of New York Variable Annuity Separate Account D; Merrill Lynch Variable Life Separate Account; Merrill Lynch Life Variable Life Separate Account II; Merrill Lynch Life Variable Annuity Separate Account; Merrill Lynch Life Variable Annuity Separate Account A; Merrill Lynch Life Variable Annuity Separate Account B; Merrill Lynch Life Variable Annuity Separate Account C; ML of New York Variable Life Separate Account; ML of New York Variable Life Separate Account II and ML of New York Variable Annuity Separate Account.

     (b) The directors, president, treasurer and executive vice presidents of Merrill Lynch, Pierce, Fenner & Smith Incorporated are as follows:

   NAME AND PRINCIPAL
    BUSINESS ADDRESS                 POSITIONS AND OFFICES WITH UNDERWRITER
   ------------------                --------------------------------------
Candace E. Browning        Director and Senior Vice President
Gregory J. Fleming         Director and Executive Vice President
James P. Gorman            Director, Chairman of the Board and Chief Executive Officer
Do Woo Kim                 Director and Executive Vice President
Carlos M. Morales          Director and Senior Vice President
Rosemary T. Berkery        Executive Vice President
Ahmass L. Fakahany         Executive Vice President
Allen G. Braithwaite, III  Treasurer

---------------
     Business address for all persons listed: 4 World Financial Center, New York, NY 10080.

     (c) Not applicable

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     All accounts, books, and records required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the depositor at the principal executive offices at 1300 Merrill Lynch Drive, 2nd Floor, Pennington, NJ 08534 and the Service Center at 4804 Deer Lake Drive East, Jacksonville, Florida 32246.

ITEM 31.  MANAGEMENT SERVICES

     Not Applicable.

ITEM 32.  UNDERTAKINGS AND REPRESENTATIONS

     (a) Registrant undertakes to file a post-effective amendment to the Registrant Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a postcard or similar written communications affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information.

     (c) Registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form promptly upon written or oral request.

     (d) Merrill Lynch Life Insurance Company hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Merrill Lynch Life Insurance Company.

     (e) Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1998) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of
Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs (1) through (4) set forth in that no-action letter.

                                   SIGNATURES


     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Merrill Lynch Life Variable Annuity Separate Account D, has caused this Amendment to be signed on its behalf, in the Borough of Pennington, State of New Jersey, on this 4th day of August, 2004.


                                   Merrill Lynch Life Variable Annuity
                                   Separate Account D
                                               (Registrant)


Attest: /s/ EDWARD W. DIFFIN, JR.              By: /s/ BARRY G. SKOLNICK
       --------------------------------------  -----------------------------------------
       Edward W. Diffin, Jr.                       Barry G. Skolnick
       Vice President and Senior Counsel           Senior Vice President and General Counsel

                                    Merrill Lynch Life Insurance Company
                                                    (Depositor)


Attest: /s/ EDWARD W. DIFFIN, JR.              By: /s/ BARRY G. SKOLNICK
       --------------------------------------  -----------------------------------------
       Edward W. Diffin, Jr.                       Barry G. Skolnick
       Vice President and Senior Counsel           Senior Vice President and General Counsel


     As required by the Securities Act of 1933, this Post-Effective Amendment No. 4 to the Registration Statement has been signed by the following persons in the capacities indicated on August 4, 2004.


                  SIGNATURE                                        TITLE
                  ---------                                        -----

                      *                        Director, Senior Vice President, and Chief
---------------------------------------------    Actuary
              Deborah J. Adler

                      *                        Director and Chairman of the Board
---------------------------------------------
             H. McIntyre Gardner

                      *                        Director and Senior Vice President
---------------------------------------------
            Christopher J. Grady

                      *                        Director, Senior Vice President, Chief
---------------------------------------------    Financial Officer, and Treasurer
              Joseph E. Justice

                      *                        Director, President, and Chief Executive
---------------------------------------------    Officer
             Nikos K. Kardassis

         *By: /s/ BARRY G. SKOLNICK            In his own capacity as Director, Senior Vice
---------------------------------------------    President, and General Counsel, and as
              Barry G. Skolnick                  Attorney-In-Fact

                                 EXHIBIT INDEX

EXHIBIT
  NO.                               DESCRIPTION
-------                             -----------
(10) (a)  Written Consent of Sutherland Asbill & Brennan LLP.
     (b)  Written Consent of Deloitte & Touche LLP, independent auditors.
     (c)  Written Consent of Barry G. Skolnick, Esq.